RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 14, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 9,412,830	$ 767,790	$ 35,487	$ 20,427
Royalty income		9,241
Directors [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		275,486	20,901
Rent		26,407	0	0
Waterproof [Member]
IfrsStatementLineItems [Line Items]
Interest income		0	316	6,122
Revenue		331,756	0	0
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Receivable		308,631
Royalties		239,970	0	$ 0
Royalty income		$ 9,241	$ 0